Property and Equipment, net (Schedule of Property and Equipment, net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, net [Abstract]
Depreciation and amortization	$ 745	$ 469	$ 342
Property, Plant and Equipment [Line Items]
Property and equipment	3,604	2,460
Accumulated depreciation and amortization	(1,502)	(885)
Property and equipment, net	2,102	1,575
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,210	1,137
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Computers and peripherals [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Property and equipment	380	327
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	78	78
Computer software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Computer software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated life	10 years
Property and equipment	625	607
Tools, molds, dies and jigs [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Property and equipment	37	37
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 274	$ 274
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	7 years